Liquidity and Capital Resources (Details)	10 Months Ended
Dec. 31, 2025 USD ($)
Liquidity and Capital Resources [Abstract]
Year of inception	March 7, 2025 (inception) to December 31, 2025
Cash	$ 117,702,933
Net working capital	115,687,053
Accumulated deficit	263,450,730
Net loss from operations	217,339,132
Received proceeds	$ 82,256,882